Taxation - Provision for Consolidated Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Current income tax	$ 666	$ (2,846)	$ (13,425)
Deferred income tax	(21,486)	3,870	18,417
Income tax (expense) / benefit	$ (20,820)	$ 1,024	$ 4,992